Contingent Consideration - Schedule of Contingent Consideration (Details)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Contingent Consideration - Schedule of Contingent Consideration (Details) [Line Items]
Total	€ 120,000	$ 120,000	€ 181,000	$ 181,000
Fair Value of Contingent Consideration [Member]
Contingent Consideration - Schedule of Contingent Consideration (Details) [Line Items]
Total		$ 120,000		$ 181,000